Segmented Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segmented Information

18.SEGMENTED INFORMATION

Business Segments

The Company operates in two primary segments – the Mining segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Corporate and Other segment includes general corporate expenses not allocated to the other segments. The Company also previously had a third primary segment of operations, for activities related to the Company’s former environmental services business which provided mine decommissioning and other services to third parties (see Discontinued Operations for further information).

For the year ended December 31, 2024, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,023	—	4,023

Expenses:
Operating expenses	$(4,815)	—	(4,815)
Exploration	(11,973)	—	(11,973)
Evaluation	(33,991)	—	(33,991)
General and administrative	(19)	(16,476)	(16,495)
	(50,798)	(16,476)	(67,274)
Segment loss	$(46,775)	(16,476)	(63,251)

Revenues-supplemental:
Toll milling services-deferred revenue (note 10)	4,023	—	4,023
	$4,023	—	4,023

Capital additions:
Property, plant and equipment (note 8)	$9,063	982	10,045

Long-lived assets:
Plant and equipment
Cost	$111,460	7,107	118,567
Accumulated depreciation	(42,591)	(473)	(43,064)
Mineral properties	184,158	—	184,158
	$253,027	6,634	259,661

For the year ended December 31, 2023, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$1,855	—	1,855

Expenses:
Operating expenses	$(3,898)	—	(3,898)
Exploration	(9,564)	—	(9,564)
Evaluation	(18,622)	—	(18,622)
General and administrative	(19)	(13,741)	(13,760)
	(32,103)	(13,741)	(45,844)
Segment loss	$(30,248)	(13,741)	(43,989)

Revenues-supplemental:
Toll milling services-deferred revenue (note 10)	1,855	—	1,855
	$1,855	—	1,855

Capital additions:
Property, plant and equipment (note 8)	$2,165	1,103	3,268

Long-lived assets:
Plant and equipment
Cost	$106,914	6,559	113,473
Accumulated depreciation	(38,178)	(1,162)	(39,340)
Mineral properties	180,813	—	180,813
	$249,549	5,397	254,946

Discontinued Operations

At the end of August 2023, the Company’s long-term third party closed mines services contract came to an end. Following the termination of this contract and during the fourth quarter, the Company determined that it would cease providing such third - party care and maintenance services for closed mines and reorganized the business accordingly.

The Company’s post-closure mine care and maintenance services were previously reported in a Closed Mines services segment which now constitutes a discontinued operation. The consolidated statement of income (loss) for the discontinued operation for 2024 and 2023 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2024	2023

Revenue	$—	$6,582

Expenses	 	
Operating expenses	—	(5,715)
Other income	471	144
Income from discontinued operations, net of taxes	$471	$1,011

Cash flows for the Closed Mines discontinued operation for 2024 and 2023 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2024	2023

Cash inflow:
Net cash from operating activities	$355	$3,274
Net cash flows for the year	$355	$3,274

Revenue Concentration

During 2024, 100% of the Company’s revenue was from one customer in the mining segment. During 2023, one customer from the discontinued operations (Closed Mines Services) segment and one customer from the Mining segment accounted for approximately 100% of total revenues consisting of 78%, and 22% respectively.

Revenue Commitments

The Company is contracted to pay onward to Ecora all toll milling cash proceeds received from the MLJV related to the processing of specified Cigar Lake ore through the McClean Lake mill (see note 10). The timing and amount of such future toll milling cash proceeds are outside the control of the Company.